Reserves	12 Months Ended
Jun. 30, 2025
Reserves [Abstract]
Reserves
25.	Reserves

Year ended 30 June 2025	Financial asset reserve $’000	Foreign currency translation reserve $’000	Share based payments reserve $’000	Total $’000
At the beginning of the financial year	(1,739)	(10,843)	591	(11,991)
Financial assets at fair value through other comprehensive income	34	–	–	34
Foreign exchange differences on translation of foreign operations	–	8,843	–	8,843
Share based payments	–	–	2,645	2,645
Transfers and other movements	–	–	(300)	(300)
At the end of the financial year	(1,705)	(2,000)	2,936	(769)

Year ended 30 June 2024
At the beginning of the financial year	(1,544)	8,327	5,990	12,773
Financial assets at fair value through other comprehensive income	3,827	–	–	3,827
Foreign exchange differences on translation of foreign operations	–	(19,170)	–	(19,170)
Share based payments	–	–	(237)	(237)
Transfers and other movements	(4,022)	–	(5,162)	(9,184)
At the end of the financial year	(1,739)	(10,843)	591	(11,991)

Year ended 30 June 2023
At the beginning of the financial year	–	11,789	1,762	13,551
Financial assets at fair value through other comprehensive income	(1,544)	–	–	(1,544)
Foreign exchange differences on translation of foreign operations	–	(3,462)	–	(3,462)
Share based payments	–	–	4,320	4,320
Transfers and other movements	–	–	(92)	(92)
At the end of the financial year	(1,544)	8,327	5,990	12,773

Financial asset reserve

The financial asset reserve represents the revaluation of financial assets recognised at fair value through other comprehensive income (FVOCI). The Group transfers amounts from this reserve to retained earnings when the relevant equity securities are derecognised.

Foreign currency translation reserve

Exchange differences arising on translation of foreign operations are recognised in Consolidated Statement of Comprehensive Income and accumulated in a separate reserve within equity. The cumulative amount is transferred to the Consolidated Statement of Profit or Loss on disposal of the foreign operation.

Share based payments reserve

The share based payments reserve represents the fair value of share based payments provided to both employees and non-employees. Refer to Note 29 for details on share based payments.